Summary of significant accounting policies (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Mezzanine Equity net	$ 16,600,000
Stock-based compensation	20,086,367	$ 13,819,067	$ 30,622,884	$ 2,326,298
Impairment of goodwill			16,626,862	13,757,907
Derivative liabilities	40,400,000	$ 750,000	0	749,600
Convertible debenture			3,550,747	3,439,874
Additional Paid-in Capital	$ 182,479,967		126,869,604	$ 72,583,222
Preferred Stock Series C [Member]
Preferred Stock			623		$ 237
Additional Paid-in Capital			$ 7,400,000		$ 19,500,000